Significant accounting policies (Details) - Vertical Advanced Engineering Ltd - GBP (£)	Dec. 31, 2020	Jul. 31, 2020	Dec. 31, 2019	Jul. 31, 2019
Disclosure of detailed information about business combination [line items]
Deferred consideration related to acquisition			£ 820,000	£ 820,000
Outstanding deferred consideration	£ 0	£ 542,000